SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Investment impairment			$ 1,029